Operating Segments (Details) - Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment - MYR (RM)	Jun. 30, 2023	Jun. 30, 2022
Assets
Segment assets	RM 395,682,815	RM 328,600,452
Deferred tax assets and tax recoverable	20,849	12,841
Total assets	395,703,664	328,613,293
Liabilities
Segment liabilities	58,452,862	9,925,189
Deferred tax liabilities and tax payable	18,413,046	24,193,157
Total liabilities	76,865,908	34,118,346
IoT [Member]
Assets
Segment assets	364,549,780	326,879,075
Deferred tax assets and tax recoverable	20,849	12,841
Total assets	364,570,629	326,891,916
Liabilities
Segment liabilities	36,181,129	9,923,189
Deferred tax liabilities and tax payable	18,400,243	24,193,067
Total liabilities	54,581,372	34,116,256
Investment holding and others [Member]
Assets
Segment assets	31,133,035	1,721,377
Deferred tax assets and tax recoverable
Total assets	31,133,035	1,721,377
Liabilities
Segment liabilities	22,271,732	2,000
Deferred tax liabilities and tax payable	12,804	90
Total liabilities	RM 22,284,536	RM 2,090